Share-based payment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share-based payment	Share-based payment
The accounting policy on share-based payments is presented in Note 2c XV.
ITAÚ UNIBANCO HOLDING and its subsidiaries have share-based payment plans aimed at involving their management members and employees in the medium and long term corporate development process.
The grant of these benefits is only made in years in which there are sufficient profits to permit the distribution of mandatory dividends, limiting dilution to 0.5% of the total shares held by the controlling and minority stockholders at the balance sheet date. These programs are settled through the delivery of ITUB4 treasury shares to stockholders.
Expenses on share-based payment plans are presented in the table below:

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Partner plan	(499)	(336)	(264)
Share-based plan	(608)	(482)	(473)
Total	(1,107)	(818)	(737)
a) Partner plan
The program enables employees and managers of ITAÚ UNIBANCO HOLDING to invest a percentage of their bonus to acquire shares and share-based instruments. There is a lockup period of from three to five years, counted from the initial investment date, and the shares are thus subject to market price variations. After complying with the preconditions outlined in the program, beneficiaries are entitled to receive shares as consideration, in accordance with the number of shares indicated in the program internal regulations.
The acquisition price of shares and share-based instruments is established every six months as the average of the share price over the last 30 days, which is performed on the seventh business day prior to the compensation grant date.
The fair value of the consideration in shares is the market price at the grant date, less expected dividends.
Change in the partner program

	01/01 to 12/31/2025	01/01 to 12/31/2024
	Quantity	Quantity (1)
Opening balance	84,186,167	70,728,010
New	33,444,044	26,358,836
Delivered	(14,551,588)	(9,054,653)
Cancelled	(1,058,266)	(3,846,026)
Closing balance	102,020,357	84,186,167
Weighted average of remaining contractual life (years)	2.11	2.19
Market value weighted average (R$)	21.24	26.15
1) For better comparability, the numbers of shares presented were adjusted to reflect bonus shares issued on March 20, 2025, in the proportion of one new share for every 10 held, and on December 30, 2025, in the proportion of three new shares for every 100 held.

b) Variable compensation
In this plan, part of the administrators variable remuneration is paid in cash and part in shares during a period of three years. Shares are delivered on a deferred basis, of which one-third per year, upon compliance with the conditions provided for in internal regulation. The deferred unpaid portions may be reversed proportionally to a significant reduction in the recurring income realized or the negative income for the period.
Management members become eligible for the receipt of these benefits according to individual performance, business performance or both. The benefit amount is established according to the activities of each management member who meets at least the performance and conduct requirements.
The fair value of the share is the market price at its grant date, less expected dividends.
Change in share-based variable compensation

	01/01 to 12/31/2025	01/01 to 12/31/2024
	Quantity	Quantity (1)
Opening balance	47,813,732	49,279,420
New	26,766,853	22,829,512
Delivered	(24,312,818)	(23,485,766)
Cancelled	(466,053)	(809,434)
Closing balance	49,801,714	47,813,732
Weighted average of remaining contractual life (years)	0.92	0.84
Market value weighted average (R$)	24.98	31.55
1) For the better comparability, the numbers of shares presented were adjusted to reflect bonus shares issued on March 20, 2025, in the proportion of one new share for every 10 held, and on December 30, 2025, in the porportion of three new shares for every 100 held.